Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets	Condensed parent company balance sheets:
	December 31, 2022	December 31, 2021
ASSETS:
Cash and cash equivalents	$23,091,162	$68,296,949
Due from intercompany and others	11,005,498	7,582,199
TOTAL CURRENT ASSETS	34,096,660	75,879,148
Other non-current assets	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	159,855,586	115,680,581
TOTAL ASSETS	$193,952,246	$191,559,729
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$8,320,441	$10,933,373
TOTAL CURRENT LIABILITIES	8,320,441	10,933,373
Commitments and contingencies
Shareholders’ equity*
Class A common stock, $0.01 par value, 30,000,000 and 4,000,000 shares authorized, 4,006,263 and 3,981,263 shares issued and 3,944,075 and 3,981,263 shares outstanding as of December 31, 2022 and 2021 respectively.	40,063	39,813
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding.	-	-
Treasury shares, at cost	(355,844)	-
Additional paid-in capital	130,503,387	130,318,637
Unearned compensation	-	(125,630)
Retained earnings	53,214,304	37,819,226
Statutory reserve	9,167,845	6,942,111
Accumulated other comprehensive income	(6,937,950)	5,632,199
Total shareholders’ equity	185,631,805	180,626,356
Total liabilities and shareholders’ equity	$193,952,246	$191,559,729
*	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.

Schedule of condensed statements of comprehensive income (loss)	Condensed statements of comprehensive income (loss)
	For the year ended December 31,
	2022	2021	2020

Intercompany revenue	$2,939,975	$-	$-
Selling and marketing	-	-	-
General and administrative	(1,421,470)	(3,071,681)	(1,098,668)
Other income (expense)	23,111	-	-
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	16,079,196	33,452,042	(11,993,122)
Net income (loss)	17,620,812	30,380,361	(13,091,790)
Other comprehensive income	-
Foreign currency translation adjustment	(12,576,380)	2,039,011	5,507,420
Comprehensive income (loss)	5,044,432	32,419,372	(7,584,370)
Comprehensive loss attributable to non-controlling interests	6,231	2,051	2,172
Comprehensive income (loss) attributable to shareholders	$5,050,663	$32,421,423	$(7,582,198)

Schedule of condensed statement of cash flows	Condensed statement of cash flows
	For the year ended December 31,
	2022	2021	2020

Cash flows from operating activities:
Net income (loss)	$17,620,812	$30,380,361	$(13,091,790)
Adjustments to reconcile net income (loss) to net cash used in operating activities	-
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(16,079,196)	(33,449,939)	11,991,588)
Shares-based compensation	310,630	570,000	1,097,415
Due from intercompany and others	(4,000,000)	(364)	-
Net cash (used in) operating activities	(2,147,754)	(2,499,942)	(2,787)

Cash flows from investing activities:
Payments made for investment in subsidiaries	(40,202,189)	-	-
Net cash (used in) investing activities	(40,202,189)	-	-

Cash flows from financing activities:
Proceeds from issuance of shares and warrants	-	70,794,465	-
Repayment of related party loans	(2,500,000)	-	-
Purchase of treasury shares	(355,844)	-	-
Net cash (used in) provided by financing activities	(2,855,844)	70,794,465	-
Net (decrease) increase in cash and cash equivalents	(45,205,787)	68,294,523	(2,787)
Cash and cash equivalents at beginning of the year	68,296,949	2,426	5,213
Cash and cash equivalents at end of the year	$23,091,162	$68,296,949	$2,426